UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                              -------------------

Check here if Amendment [ ]; Amendment Number:
                                               ------------------
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Causeway Capital Management LLC
         ---------------------------------
Address: 11111 Santa Monica Blvd
         ---------------------------------
         15th Floor
         ---------------------------------
         Los Angeles, CA 90025
         ---------------------------------

Form 13F File Number:  28- 11728
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nicolas Chang
       -------------------------
Title: Compliance Manager
       -------------------------
Phone: 310-231-6148
       -------------------------

Signature, Place, and Date of Signing:

/s/ Nicolas Chang             Los Angeles, CA             February 14, 2013
-------------------------     -----------------------     ----------------------
   [Signature]                    [City, State]                [Date]


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0
                                        -------------

Form 13F Information Table Entry Total: 66
                                        -------------

Form 13F Information Table Value Total: $793,218
                                        -------------
                                         (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   None

                                                   FORM 13-F INFORMATION TABLE

     COLUMN 1        COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7                COLUMN 8
     -------         -------    -------   --------        --------      --------   --------                --------

                                                                                                 VOTING      VOTING        VOTING
                      TITLE OF              VALUE   SHRS OR  SH/  PUT/ INVESTMENT   OTHER      AUTHORITY   AUTHORITY      AUTHORITY
  NAME OF ISSUER      CLASS      CUSIP    (X$1000)  PRN AMT  PRN  CALL DISCRETION  MANAGERS      -SOLE      -SHARED         -NONE
AGILENT                COM     00846U101   22,064   552,300  SH          SOLE        NO         184,235       0             368,065
TECHNOLOGIES INC
AIR PRODS & CHEMS      COM     009158106   29,399   358,500  SH          SOLE        NO         121,600       0             236,900
INC
ALTRIA GROUP INC       COM     02209S103   17,790   580,600  SH          SOLE        NO         185,300       0             395,300
ANADARKO PETE CORP     COM     032511107   24,242   334,200  SH          SOLE        NO         114,500       0             219,700
APOLLO GROUP INC       CL A    037604105   23,812 1,161,520  SH          SOLE        NO         510,520       0             651,000
BABCOCK & WILCOX       COM     05615F102   23,052   901,599  SH          SOLE        NO         301,660       0             599,939
CO NEW
BARD C R INC           COM     067383109   16,875   175,800  SH          SOLE        NO          89,800       0              86,000
BOEING CO              COM     097023105   19,940   271,100  SH          SOLE        NO          92,100       0             179,000
CITIGROUP INC        COM NEW   172967424   11,751   304,500  SH          SOLE        NO         101,700       0             202,800
DEVRY INC DEL          COM     251893103    5,244   226,700  SH          SOLE        NO          53,700       0             173,000
DISNEY WALT CO      COM DISNEY 254687106   14,608   300,900  SH          SOLE        NO          94,300       0             206,600
JOHNSON & JOHNSON      COM     478160104   24,272   355,150  SH          SOLE        NO         109,150       0             246,000
MICROSOFT CORP         COM     594918104   28,802 1,103,357  SH          SOLE        NO         388,357       0             715,000
MOLINA HEALTHCARE      COM     60855R100   14,684   556,200  SH          SOLE        NO         181,100       0             375,100
INC
NASDAQ OMX GROUP       COM     631103108   27,398 1,122,400  SH          SOLE        NO         379,700       0             742,700
INC
ORACLE CORP            COM     68389X105   26,441   813,200  SH          SOLE        NO         271,700       0             541,500
PROGRESSIVE CORP       COM     743315103   18,861   915,700  SH          SOLE        NO         315,400       0             600,300
OHIO
ST JUDE MED INC        COM     790849103   19,844   562,800  SH          SOLE        NO         186,000       0             376,800
STATE STR CORP         COM     857477103   11,892   258,750  SH          SOLE        NO         100,750       0             158,000
TOTAL SYS SVCS INC     COM     891906109   18,206   871,300  SH          SOLE        NO         284,100       0             587,200
UNITEDHEALTH GROUP     COM     91324P102   37,391   704,634  SH          SOLE        NO         283,634       0             421,000
INC
WELLS FARGO & CO       COM     949746101   23,293   698,700  SH          SOLE        NO         226,000       0             472,700
NEW
WESTERN UN CO          COM     959802109   26,242 1,976,065  SH          SOLE        NO         648,265       0           1,327,800
WHIRLPOOL CORP         COM     963320106   14,520   146,380  SH          SOLE        NO          50,800       0              95,580
AVIVA PLC              ADR     05382A104    1,857   149,661  SH          SOLE        NO         149,661       0                   0
AXA                 SPONSORED  054536107    1,331    73,026  SH          SOLE        NO          73,026       0                   0
                       ADR
BARCLAYS PLC           ADR     06738E204    1,675    96,693  SH          SOLE        NO          96,693       0                   0
BRITISH AMERN TOB   SPONSORED  110448107    3,263    32,225  SH          SOLE        NO          32,225       0                   0
PLC                    ADR
HSBC HOLDINGS PLC    SPON ADR  404280406    2,771    52,211  SH          SOLE        NO          52,211       0                   0
                       NEW
NOVARTIS A G        SPONSORED  66987V109    2,934    46,351  SH          SOLE        NO          46,351       0                   0
                       ADR
REED ELSEVIER N V   SPONS ADR  758204200    3,799   128,446  SH          SOLE        NO         128,446       0                   0
                       NEW
RIO TINTO PLC       SPONSORED  767204100    2,116    36,424  SH          SOLE        NO          36,424       0                   0
                       ADR
RYANAIR HLDGS PLC   SPONSORED  783513104  144,471 4,214,439  SH          SOLE        NO       2,952,360       0           1,262,079
                       ADR
SANOFI              SPONSORED  80105N105    3,188    67,294  SH          SOLE        NO          67,294       0                   0
                       ADR
SAP AG               SPON ADR  803054204    1,807    22,478  SH          SOLE        NO          22,478       0                   0
SIEMENS A G         SPONSORED  826197501    2,082    19,019  SH          SOLE        NO          19,019       0                   0
                       ADR
TOYOTA MOTOR CORP     SP ADR   892331307    3,239    34,737  SH          SOLE        NO          34,737       0                   0
                     REP2COM
UBS AG               SHS NEW   H89231338    2,407   152,929  SH          SOLE        NO         152,929       0                   0
VODAFONE GROUP PLC   SPON ADR  92857W209    2,406    95,505  SH          SOLE        NO          95,505       0                   0
NEW                    NEW
ADVANCED            SPONSORED  00756M404      192    44,896  SH          SOLE        NO               0       0              44,896
SEMICONDUCTOR ENGR     ADR
AMERICA MOVIL SAB   SPON ADR L 02364W105    2,027    87,600  SH          SOLE        NO          36,500       0              51,100
DE CV                  SHS
AU OPTRONICS CORP   SPONSORED  002255107      379    84,112  SH          SOLE        NO               0       0              84,112
                       ADR
CHINA MOBILE        SPONSORED  16941M109   10,975   186,900  SH          SOLE        NO          89,100       0              97,800
LIMITED                ADR
CHINA PETE & CHEM   SPON ADR H 16941R108    9,571    83,285  SH          SOLE        NO          56,100       0              27,185
CORP                   SHS
CHINA YUCHAI INTL      COM     G21082105    1,758   111,469  SH          SOLE        NO          68,700       0              42,769
LTD
CHUNGHWA TELECOM     SPON ADR  17133Q502      240     7,423  SH          SOLE        NO               0       0               7,423
CO LTD                NEW11
COMPANHIA DE        SPONSORED  20441W203    2,839    67,600  SH          SOLE        NO          67,600       0                   0
BEBIDAS DAS AME        ADR
COMPANHIA DE        SPONSORED  20441A102    6,726   160,974  SH          SOLE        NO          98,000       0              62,974
SANEAMENTO BASI        ADR
FOMENTO ECONOMICO    SPON ADR  344419106    4,911    48,767  SH          SOLE        NO          34,400       0              14,367
MEXICANO S            UNITS
GIANT INTERACTIVE      ADR     374511103      340    62,900  SH          SOLE        NO          62,900       0                   0
GROUP INC
HDFC BANK LTD       ADR REPS 3 40415F101      184     4,516  SH          SOLE        NO               0       0               4,516
                       SHS
ICICI BK LTD           ADR     45104G104      192     4,400  SH          SOLE        NO               0       0               4,400
INFOSYS LTD         SPONSORED  456788108       89     2,095  SH          SOLE        NO               0       0               2,095
                       ADR
KT CORP             SPONSORED  48268K101    5,652   337,619  SH          SOLE        NO         214,600       0             123,019
                       ADR
LG DISPLAY CO LTD   SPONS ADR  50186V102    1,548   106,900  SH          SOLE        NO         106,900       0                   0
                       REP
PETROCHINA CO LTD   SPONSORED  71646E100    2,603    18,107  SH          SOLE        NO          11,600       0               6,507
                       ADR
PETROLEO            SP ADR NON 71654V101    5,948   308,200  SH          SOLE        NO         121,000       0             187,200
BRASILEIRO SA          VTG
PETRO
SILICONWARE         SPONSD ADR 827084864      392    73,469  SH          SOLE        NO               0       0              73,469
PRECISION INDS L       SPL
SK TELECOM LTD      SPONSORED  78440P108    5,388   340,374  SH          SOLE        NO         217,800       0             122,574
                       ADR
STERLITE INDS          ADS     859737207    1,435   637,300  SH          SOLE        NO         625,307       0              11,993
INDIA LTD
TAIWAN              SPONSORED  874039100   13,381   779,791  SH          SOLE        NO         487,200       0             292,591
SEMICONDUCTOR MFG      ADR
LTD
TATA MTRS LTD       SPONSORED  876568502    8,167   833,481  SH          SOLE        NO         739,678       0              93,803
                       ADR
UNITED               SPON ADR  910873405      176    88,249  SH          SOLE        NO               0       0              88,249
MICROELECTRONICS       NEW
CORP
VALE S A               ADR     91912E105    1,756    83,800  SH          SOLE        NO          83,800       0                   0
VALE S A            ADR REPSTG 91912E204    7,893   388,840  SH          SOLE        NO         218,000       0             170,840
                       PFD
WISDOMTREE TRUST      INDIA    97717W422   18,487   954,400  SH          SOLE        NO         410,300       0             544,100
                     ERNGS FD